Exhibit 99.6

Item #4 Form ABS Due Diligence 15E

Item #5 Form ABS Due Diligence 15E

To Whom It May Concern:

Independent Settlement Services, LLC was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 451 mortgage loans. Said title reports were obtained and reviewed during the months of August 2017. With respect to these 451 mortgage loans:

General Findings:

1.	As set forth in the title reports:

a.	For 450 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

b.	For 1 mortgage loan, the subject mortgage was released

Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 417 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 25 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 4 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position.

d.	For 4 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and the title policy was unavailable or deficient.

e.	For 1 mortgage loan, the subject mortgage was released

Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.	2 mortgage loans were found to have a potentially superior post-origination HOA liens/judgments of record in the amount of $15,444.00

200 High Tower      Blvd Suite 301     Pittsburgh, PA 15205

Phone: 412-788-1740

www.isspgh.net

Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 12 mortgage loans, potentially superior post-origination municipal liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post-origination municipal liens/judgments is $37,865.71

Thank You,

Independent Settlement Services, LLC

Date: September 1515, 2017

By:	/s/ Douglas S Mitro
Name: Douglas S Mitro
Title: Authorized Signatory

200 High Tower      Blvd Suite 301      Pittsburgh, PA 15205
Phone: 412-788-1740
www.isspgh.net